Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

	June 30, 2024	December 31, 2023
(in $ thousands)
Prepaid interest(1)	2,403	2,410
Other prepaid expenses(2)	2,057	997
Inventory	1,289	634
Other current assets(3)	802	2,402
Total	6,551	6,443

(1) Prepaid interest pertains to interest paid in advance for “Mount Norefjell”, “Mount Ita”, “Mount Etna” and “Mount Blanc”. Bareboat payments on the lease for these vessels were paid in advance.

(2) Other prepaid expenses are comprised primarily of prepaid operating expenses and cash advance to crew for delivered vessels.
(3) Other current assets mainly relate to funding advanced to vessel managers.